Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Accounts Receivable, Net
2.
ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Accounts receivable	8,015,176	7,629,555
Allowance for expected credit losses	(1,009,780)	(1,176,721)
Accounts Receivable, net	7,005,396	6,452,834

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Balance at the beginning of the year/period	(650,396)	(1,009,780)
Provision for expected credit losses	(425,835)	(415,718)
Reversal of expected credit losses	98,045	259,286
Foreign currency translation	(31,594)	(10,509)
Balance at the end of the year/period	(1,009,780)	(1,176,721)